Consolidated Statements of Cash Flows In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)		Mar. 31, 2009 JPY (¥)
Cash flows from operating activities:
Net income (loss)	$ 386	[1]	¥ 31,925	[1]	¥ 68,086	[1]	¥ (709,411)	[1]
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	913		75,587		73,081		75,780
Stock-based compensation	225		18,638		9,737		16,476
(Gain) loss on investments in equity securities	202		16,677		(6,042)		25,500
Equity in (earnings) loss of affiliates, net of dividends received	(82)		(6,800)		(8,097)		12,842
Loss on disposal of office buildings, land, equipment and facilities	77		6,348		2,446		6,107
Deferred income taxes	667		55,199		19,574		(83,631)
Changes in operating assets and liabilities:
Time deposits	(1,876)		(155,251)		348,003		72,670
Deposits with stock exchanges and other segregated cash	(819)		(67,738)		142,416		(153,059)
Trading assets and private equity investments	(17,906)		(1,481,908)		(3,123,679)		(3,153,499)
Trading liabilities	14,577		1,206,394		3,737,079		1,323,314
Securities purchased under agreements to resell, net of securities sold under agreements to repurchase	3,959		327,668		(1,437,635)		1,490,423
Securities borrowed, net of securities loaned	(5,391)		(446,152)		(69,472)		(278,318)
Other secured borrowings	(1,934)		(160,031)		(1,591,535)		425,886
Loans and receivables, net of allowance for doubtful accounts	(4,286)		(354,691)		(248,175)		(1,336,288)
Payables	3,861		319,506		139,919		994,150
Bonus accrual	(106)		(8,802)		30,784		73,368
Accrued income taxes, net	(316)		(26,174)		65,718		(72,209)
Other, net	5,008		414,515		347,022		557,270
Net cash used in operating activities	(2,841)		(235,090)		(1,500,770)		(712,629)
Cash flows from investing activities:
Payments for purchases of office buildings, land, equipment and facilities	(2,252)		(186,350)		(83,079)		(95,978)
Proceeds from sales of office buildings, land, equipment and facilities	1,328		109,888		2,909		38,799
Payments for purchases of investments in equity securities	(2)		(221)		(2,318)		(6,236)
Proceeds from sales of investments in equity securities	39		3,247		1,272		2,065
(Increase) decrease in loans receivable at banks, net	(729)		(60,350)		(105,800)		28,096
Increase in non-trading debt securities, net	(3,456)		(286,013)		(64,586)		(19,415)
Business combinations or disposals, net	67		5,570		(9,865)		(39,421)
Increase in investments in affiliated companies, net	(108)		(8,936)		(13)		(5,965)
Other, net	(1)		(49)		(8,163)		(850)
Net cash used in investing activities	(5,114)		(423,214)		(269,643)		(98,905)
Cash flows from financing activities:
Increase in long-term borrowings	27,400		2,267,658		3,059,225		2,091,553
Decrease in long-term borrowings	(14,355)		(1,188,034)		(1,470,978)		(1,262,300)
Increase (decrease) in short-term borrowings, net	(1,175)		(97,282)		137,076		(175,988)
Increase in deposits received at banks, net	4,451		368,354		13,279		126,520
Proceeds from issuances of common stock					446,662		282,447
Proceeds from sales of common stock held in treasury	0		8		10		65
Payments for repurchases of common stock held in treasury	(452)		(37,378)		(18)		(91)
Payments for cash dividends	(351)		(29,083)		(11,130)		(64,924)
Proceeds from issuances of stock by subsidiaries					2,404		2,478
Net cash provided by financing activities	15,518		1,284,243		2,176,530		999,760
Effect of exchange rate changes on cash and cash equivalents	(317)		(26,246)		964		(81,896)
Net increase in cash and cash equivalents	7,246		599,693		407,081		106,330
Cash and cash equivalents at beginning of the year	12,333		1,020,647		613,566		507,236
Cash and cash equivalents at end of the year	19,579		1,620,340		1,020,647		613,566
Cash paid during the year for-
Interest	3,138		259,679		210,742		416,124
Income tax payments (refunds), net	$ 390		¥ 32,305		¥ (62,994)		¥ 84,986

[1]	Net income (loss) is net income (loss) before subtracting Net income (loss) attributable to noncontrolling interests.